UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
April 1, 2009 to September 30, 2009

Commission File Number of issuing entity: 333-142252-01
ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 000-53134

ENTERGY TEXAS, INC.

(Exact name of depositor and sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-8834449
(IRS Employer Identification No.)

Capital Center 919 Congress Avenue, Suite 840 Austin, Texas	78701
(Address of principal executive offices of the issuing entity)	(Zip Code)

(409) 981-3000
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-1			x
Senior Secured Transition Bonds, Series A, Tranche A-2			x
Senior Secured Transition Bonds, Series A, Tranche A-3			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is September 30, 2009.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated June 22, 2007, and related Prospectus, dated June 22, 2007, of Entergy Gulf States Reconstruction Funding I, LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on June 26, 2007.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the October 1, 2009 distribution date for the semi-annual distribution period of April 1, 2009 to September 30, 2009.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1         Semi-annual Servicer's Certificate relating to the Series A Bonds, dated September 25, 2009.

*99.2         Monthly Servicer’s Certificates for each month in the distribution period from April 1, 2009 to September 30, 2009.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1             Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on April 12, 2007 (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Form S-3/A dated June 6, 2007).

3.2             Limited Liability Company Agreement of the Issuing Entity executed as of April 16, 2007 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity’s Form S-3/A dated June 6, 2007).

4.1             Indenture dated as of June 29, 2007 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Transition Bonds, Series A (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 9, 2007).

4.2             Form of Senior Secured Transition Bonds, Series A (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 9, 2007).

10.1            Transition Property Purchase and Sale Agreement dated as of June 29, 2007 between the Issuing Entity and Entergy Gulf States, Inc., as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated July 9, 2007).

10.2            Transition Property Servicing Agreement dated as of June 29, 2007 between the Issuing Entity and Entergy Gulf States, Inc., as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

10.3            Administration Agreement dated as of June 29, 2007 between the Issuing Entity and Entergy Gulf States, Inc., as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

*99.1         Semi-annual Servicer's Certificate relating to the Series A Bonds, dated September 25, 2009.

*99.2         Monthly Servicer’s Certificates for each month in the distribution period from April 1, 2009 to September 30, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
(Issuing Entity)

By: Entergy Texas, Inc., as servicer

By:           /s/ Theodore H. Bunting, Jr.
                Name:  Theodore H. Bunting, Jr.
        Title:  Senior Vice President and Chief
                Accounting Officer

Date:  October 9, 2009

EXHIBIT INDEX

99.1           Semi-annual Servicer's Certificate relating to the Series A Bonds, dated September 25, 2009.

99.2           Monthly Servicer’s Certificates for each month in the distribution period from April 1, 2009 to September 30, 2009.